STATEMENT OF CASH FLOWS (Parenthetical) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Material non-cash movements:
Mortgages on two properties	£ 5,720,000
Forgiveness of prepayments	4,656,000
Common stock issued to acquire DPN LLC	3,521,000
Deferred contingent consideration included within liabilities	£ 8,659,000
Number of Polkadot satisfied in respect of the acquisition of shares in Pluto Digital PLC	75,000
Fair value of Polkadot satisfied in respect of the acquisition of shares in Pluto Digital PLC	£ 1,092,000
Purchase and sales of digital assets	12,792,000
Current loans and borrowings	(23,391,000)
Current lease liability	(7,000)	£ (3,470,000)
Non-current issued debt - bonds	(26,908,000)
Non-current loans and borrowings	(3,391,000)
Non-current liability	(370,000)	(3,910,000)
Cash and cash equivalents	11,803,000	2,051,000
Total net debt	(42,264,000)	(5,329,000)
Digital assets	80,759,000
Net funds/(debt)	65,403,000	£ 691,000
Legal settlement re Crypto mining management fees in which it received digital assets (BTC)	£ 1,561,000